Stock-Based Compensation (Details) - USD ($)	1 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Aug. 30, 2021	Nov. 30, 2015	Jan. 31, 2023	Jan. 31, 2022	Dec. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Stock-Based Compensation (Details) [Line Items]
Recognized stock-based compensation expense			$ 45,793	$ 46,788		$ 98,000	$ 399,500
Unamortized compensation cost			$ 52,179	$ 149,047		$ 97,972	$ 195,835
Stock options exercisable shares (in Shares)			6,764,444			7,551,179	6,091,863
Stock options exercisable amount			$ 125,970			$ 110,380	$ 91,978
Stock issued (in Shares)	12,650,000
2015 Equity Compensation Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock options authorizes to grant (in Shares)			7,500,000
DIGERATI TECHNOLOGIES, INC [Member]
Stock-Based Compensation (Details) [Line Items]
Stock issued (in Shares)						1,150,000
Expiration date						Jul. 31, 2025
Stock option exercise price (in Dollars per share)						$ 0.11
Stock based compensation, description					●7,858,820 shares of common stock to various employees for services in lieu of cash compensation and as part of the Company’s Non-Standardized profit-sharing plan. The Company recognized stock-based compensation expense of $264,712 equivalent to the value of the shares calculated based on the share’s closing price at the grant dates. ● 4,230,000 options to purchase common shares to various employees with an exercise price ranging from $0.042 to $0.1475 per share and a term of 5 years. At issuance, 200,000 of the options vested, 400,000 of the options will vest equally over a period of two years, and 3,630,000 of the options will vest equally over a period of three years. At issuance the stock options had a fair market value of $267,343.
DIGERATI TECHNOLOGIES, INC [Member] | 2015 Equity Compensation Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock options authorizes to grant (in Shares)		7,500,000
Various Employees [Member]
Stock-Based Compensation (Details) [Line Items]
Closing stock price, description			The aggregate intrinsic value (the difference between the Company’s closing stock price on the last trading day of the period and the exercise price, multiplied by the number of in-the-money options) of the 7,775,000 and 9,130,000 stock options outstanding as of January 31, 2023 and July 31, 2022, was $172,326 and $191,722, respectively.			The aggregate intrinsic value (the difference between the Company’s closing stock price on the last trading day of the period and the exercise price, multiplied by the number of in-the-money options) of the 9,130,000 and 9,230,000 stock options outstanding at July 31, 2022 and July 31, 2021 was $191,722 and $392,891, respectively.